Subsequent Events (Detail) - USD ($)		12 Months Ended
	Feb. 27, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.10
Mortgage notes payable retired	$ 953,000
Rangewood Medical Office Building [Member]
Subsequent Event [Line Items]
Proceeds from sale of property	$ 2,200,000
Shoreline Medical Building [Member]
Subsequent Event [Line Items]
Asset sale price		$ 8,200,000
Regatta Square Retail Center [Member]
Subsequent Event [Line Items]
Asset sale price		$ 3,000,000